Significant Accounting Policies, Recent Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recent Accounting Pronouncements [Abstract]
Restricted cash	$ 3,277	$ 0
ASU 2016-18 [Member]
Recent Accounting Pronouncements [Abstract]
Restricted cash	$ 3,277